Shares Repurchased (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Repurchases [Line Items]
Number of shares repurchased		7,040,621	9,259,400	10,690,657
Average price per share		$ 76.26	$ 55.59	$ 37.15
Total cost of repurchases	[1]	$ 537,088	$ 514,907	$ 397,376

[1]	Amount excludes transaction costs.